REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET - Summary of other gain (loss), net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
REVENUES, OTHER GAIN (LOSS), NET AND OTHER (EXPENSE) INCOME, NET
Gross unrealized gain on equity investments held	¥ 22,452	$ 3,255	¥ 82,492	¥ 14,301
Gross unrealized loss (including impairment) on equity investments held	(37,623)	(5,455)
Net realized gain (loss) on equity investments sold	(123)	(18)	10,363
Changes in fair value of purchase consideration in a business acquisition	(28,516)	(4,134)	(9,249)
Total	¥ (43,810)	$ (6,352)	¥ 83,606	¥ 14,301